Provisions and other non-financial liabilities - Narrative (Details) - Codelco Joint Venture $ in Millions	Dec. 27, 2025 USD ($) t
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.87%
Sales-based contribution, deduction	$ 2.0
Lithium Strategy Fund 1
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.10%
Additional annual contribution amount	$ 1.0
Lithium Strategy Fund 1 | Bottom of range
Disclosure of other provisions [line items]
Annual contribution amount	10.0
Lithium Strategy Fund 1 | Top of range
Disclosure of other provisions [line items]
Annual contribution amount	15.0
Lithium Strategy Fund 2
Disclosure of other provisions [line items]
Annual contribution amount	9.0
Intergenerational Fund
Disclosure of other provisions [line items]
Annual contribution amount	$ 1.0
Lithium Strategy Fund 4
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.13%
Annual contribution amount	$ 2.0
Additional annual contribution amount	$ 0.5
Regional Government of Antofagasta
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.30%
Municipality of San Pedro de Atacama
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.20%
Municipality of Antofagasta
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.10%
Municipality of Maria Elena
Disclosure of other provisions [line items]
Contribution rate on sales (as a percent)	0.10%
Lithium Metal Equivalent
Disclosure of other provisions [line items]
Supplementary production quota mass | t	56,361